Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]
Start Balance (in shares) at Dec. 31, 2013	86,511,713	86,511,713
Start Balance at Dec. 31, 2013	$ (18,051)	$ 86,512	$ 149,985		$ (3,303)	$ (734,275)		$ 8,901
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	11,694,574	11,694,574
Stock option expense	$ 37		37
Shares issued	49,623	$ 11,694	37,929
Other comprehensive (loss) income	761				761
Net income (loss)	(94,158)					(90,315)		(3,843)
Dividends paid	$ 0
Ending Balance (in shares) at Jun. 30, 2014	98,206,287	98,206,287
Ending Balance at Jun. 30, 2014	$ (61,788)	$ 98,206	187,951	$ 474,129	(2,542)	(824,590)	$ (66,846)	5,058
Start Balance (in shares) at Dec. 31, 2014	112,342,989	112,342,989
Start Balance at Dec. 31, 2014	$ (70,649)	$ 112,343	244,018	$ 474,129	(4,258)	(897,213)		332
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	31,032,865	86,032,865
Stock option expense			0
Shares issued	$ 150,200	$ 86,033	152,135
Other comprehensive (loss) income	(491)				(491)
Net income (loss)	48,715					48,494		221
Dividends paid	$ (150)
Ending Balance (in shares) at Jun. 30, 2015	198,375,854	198,375,854
Ending Balance at Jun. 30, 2015	$ 215,593	$ 198,376	$ 396,153		$ (4,749)	$ (848,719)	$ 215,190	$ 403